Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses	$ 27	$ 6	$ 87	$ 32
Income tax benefits	(5)	(2)	(13)	(8)
Stock-based compensation expenses, net of tax	22	4	74	24
Cost of sales
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses	3	1	12	7
Selling, general and administrative expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses	22	4	61	18
Research, development and related expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses	$ 2	$ 1	$ 14	$ 7